Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amount at
Bank loans	€ 3,687,739	€ 5,165,765
Other financial liabilities	101,749	95,217
Bonds and other marketable securities	2,677,202	1,102,978
Finance lease payables		12,885
Lease liabilities	740,690
Debts with associates	1,258	7,079
Payable to suppliers	581,882	561,883
Other current liabilities	22,320	16,029
Total carrying amount	7,812,840	6,961,836
Contractual flows
Bank loans	4,826,286	6,522,083
Other financial liabilities	101,749	95,218
Bonds and other marketable securities	3,167,075	1,305,645
Finance lease payables		13,423
Lease liabilities	740,690
Debts with associates	1,258	7,079
Payable to suppliers	581,882	561,884
Other current liabilities	22,320	16,028
Total contractual flows	9,441,260	8,521,360
6 months or less
Contractual flows
Bank loans	204,851	195,568
Other financial liabilities	21,000	14,167
Bonds and other marketable securities	128,606	113,645
Finance lease payables		1,946
Lease liabilities	22,335
Payable to suppliers	581,867	561,559
Other current liabilities	21,612	15,861
Total contractual flows	980,271	902,746
6 - 12 months
Contractual flows
Bank loans	100,083	202,437
Other financial liabilities	20,708	2,095
Bonds and other marketable securities	32,016	16,000
Finance lease payables		1,630
Lease liabilities	22,131
Debts with associates	1,258	7,079
Payable to suppliers	15	325
Other current liabilities	708	167
Total contractual flows	176,919	229,733
2021
Carrying amount at
Other financial liabilities	50,585	21,460
Contractual flows
Bank loans	183,525	522,040
Other financial liabilities	50,646	21,324
Bonds and other marketable securities	64,031	32,000
Finance lease payables		3,367
Lease liabilities	41,444
Total contractual flows	339,646	578,731
2-5 years
Contractual flows
Bank loans	715,443	3,086,734
Other financial liabilities	7,416	55,863
Bonds and other marketable securities	2,137,772	128,000
Finance lease payables		5,655
Lease liabilities	155,300
Total contractual flows	3,015,931	3,276,252
More than 5 years
Carrying amount at
Other financial liabilities	3,129	3,178
Contractual flows
Bank loans	3,622,384	2,515,304
Other financial liabilities	1,979	1,769
Bonds and other marketable securities	804,650	1,016,000
Finance lease payables		825
Lease liabilities	499,480
Total contractual flows	€ 4,928,493	€ 3,533,898